Pensions and Other Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Net Periodic Benefit Cost for DB Pension Plans and Other Benefits

The elements of net periodic benefit cost for DB pension plans and other benefits recognized in the year included the following components:

	Pensions			Other benefits
(in millions of Canadian dollars)	2014	2013	2012	2014	2013	2012

Current service cost (benefits earned by employees in the year)	$106	$135	$131	$14	$16	$19
Interest cost on benefit obligation	477	445	452	23	21	24
Expected return on fund assets	(757)	(746)	(752)	–	–	–
Recognized net actuarial loss (gain)	190	267	208	(2)	(11)	3
Amortization of prior service costs	(68)	(58)	2	–	–	–

Net periodic benefit cost (recovery)	$(52)	$43	$41	$35	$26	$46

Information About DB Pension Plans and Other Benefits

Information about the Company’s DB pension plans and other benefits, in aggregate, is as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2014	2013	2014	2013

Change in projected benefit obligation:
Benefit obligation at January 1	$9,921	$10,647	$483	$535
Current service cost	106	135	14	16
Interest cost	477	445	23	21
Employee contributions	51	50	–	–
Benefits paid	(579)	(602)	(27)	(33)
Foreign currency changes	15	13	2	2
Plan amendments and other	–	(135)	–	–
Actuarial loss (gain)	1,369	(632)	22	(58)

Projected benefit obligation at December 31	$11,360	$9,921	$517	$483

Change in fund assets:
Fair value of fund assets at January 1	$10,722	$9,763	$8	$9
Actual return on fund assets	1,088	1,404	–	–
Employer contributions	80	98	26	32
Employee contributions	51	50	–	–
Benefits paid	(579)	(602)	(27)	(33)
Foreign currency changes	14	9	–	–

Fair value of fund assets at December 31	$11,376	$10,722	$7	$8

Funded status – plan surplus (deficit)	$16	$801	$(510)	$(475)

Pension Plan Asset

	2014		2013
	Pension plans in surplus	Pension plans in deficit	Pension plans in surplus	Pension plans in deficit

Projected benefit obligation at December 31	$(10,878)	$(482)	$(9,533)	$(388)
Fair value of fund assets at December 31	11,182	194	10,561	161

Funded Status	$304	$(288)	$1,028	$(227)

Amounts Recognized in the Company's Consolidated Balance Sheets

Amounts recognized in the Company’s Consolidated Balance Sheets are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2014	2013	2014	2013

Pension asset	$304	$1,028	$–	$–
Accounts payable and accrued liabilities	(9)	(9)	(34)	(36)
Pension and other benefit liabilities	(279)	(218)	(476)	(439)

Total amount recognized	$16	$801	$(510)	$(475)

Amounts Recognized in Accumulated Other Comprehensive Losses

Amounts recognized in accumulated other comprehensive losses are as follows:

	Pensions		Other benefits
(in millions of Canadian dollars)	2014	2013	2014	2013

Net actuarial loss:
Other than deferred investment gains	$3,895	$2,982	$86	$61
Deferred investment gains	(803)	(738)	–	–
Prior service cost	(20)	(88)	5	5
Deferred income tax	(858)	(613)	(23)	(16)

Total (Note 9)	$2,214	$1,543	$68	$50

Actuarial Assumptions Used Were Approximately

Weighted-average actuarial assumptions used were approximately:

(percentages)	2014		2013		2012

Benefit obligation at December 31:
Discount rate	4.09		4.90		4.28
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	7.00	(1)	8.00	(2)	8.00	(2)
Benefit cost for year ended December 31:
Discount rate	4.90		4.28		4.55
Expected rate of return on fund assets	7.75		7.75		7.75
Projected future salary increases	3.00		3.00		3.00
Health care cost trend rate	7.50	(2)	8.00	(2)	8.00	(2)

(1) The health care cost trend rate is assumed to be 7.00% in 2015 and 2016, and then decreasing by 0.50% per year to an ultimate rate of 5.00% per year in 2020 and thereafter.

(2) The health care cost trend rate was previously assumed to be 7.00% in 2015 (7.50% in 2014), and then decreasing by 0.50% per year to an ultimate rate of 5.00% per year in 2019 and thereafter.

Summary of Impact of One-percentage Point Change in Assumed Health Care Cost Trend Rates

A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

(in millions of Canadian dollars) Favourable (unfavourable)	One percentage point increase	One percentage point decrease

Effect on the total of service and interest costs	$–	$–
Effect on post-retirement benefit obligation	(6)	6

Summary of Pension Plan Asset Allocation and Current Weighted Average Policy Range

The Company’s pension plan asset allocation, the current weighted average asset allocation targets and the current weighted average policy range for each major asset class, were as follows:

	Current asset allocation target	Current policy range	Percentage of plan assets at December 31
Asset allocation (percentage)			2014	2013

Cash and cash equivalents	0.5	0 – 5	1.7	4.1
Fixed income	29.5	20 – 40	21.9	20.6
Public equity	46.0	35 – 55	52.5	49.6
Real estate and infrastructure	12.0	4 – 20	7.6	10.8
Absolute return	12.0	0 – 18	16.3	14.9

Total	100.0		100.0	100.0

Summary of Defined Benefit Pension Plan Assets at Fair Value

The following is a summary of the assets of the Company’s DB pension plans at fair values at December 31, 2014 and 2013:

(in millions of Canadian dollars)	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total

December 31, 2014
Cash and cash equivalents	$106	$83	$–	$189
Government bonds(1)	–	1,180	–	1,180
Corporate bonds(1)	–	1,229	–	1,229
Mortgages(2)	–	77	–	77
Public equities
• Canada	1,448	48	–	1,496
• U.S. and international	4,454	27	–	4,481
Real estate(3)	–	–	654	654
Infrastructure(4)	–	–	208	208
Absolute return(5)
• Funds of hedge funds	–	–	652	652
• Multi-strategy funds	–	–	473	473
• Credit funds	–	–	490	490
• Equity funds	–	116	130	246
Derivative assets(6)	–	1	–	1

	$6,008	$2,761	$2,607	$11,376

December 31, 2013
Cash and cash equivalents	$155	$282	$–	$437
Government bonds(1)	–	1,314	–	1,314
Corporate bonds(1)	–	849	–	849
Mortgages(2)	–	52	–	52
Public equities
• Canada	1,304	37	–	1,341
• U.S. and international	3,979	20	–	3,999
Real estate(3)	–	–	847	847
Infrastructure(4)	–	–	314	314
Absolute return(5)
• Funds of hedge funds	–	–	563	563
• Multi-strategy funds	–	–	403	403
• Credit funds	–	–	434	434
• Equity funds	–	–	193	193
Derivative liabilities(6)(7)	–	(24)	–	(24)

	$5,438	$2,530	$2,754	$10,722

(1) Government & Corporate Bonds:

Fair values for bonds are based on market prices supplied by independent sources as of the last trading day.

(2) Mortgages:

The fair value measurement of $77 million (2013 – $52 million) of mortgages categorized as Level 2 is based on current market yields of financial instruments of similar maturity, coupon and risk factors.

(3) Real Estate:

The fair value of real estate investments of $654 million (2013 – $847 million) is based on property appraisals which use a number of approaches that typically include a discounted cash flow analysis, a direct capitalization income method and/or a direct comparison approach. Appraisals of real estate investments are generally performed semi-annually by qualified external accredited appraisers. There are no unfunded commitments for real estate as at December 31, 2014.

(4) Infrastructure:

Infrastructure fund values of $208 million (2013 – $314 million) are based on the fair value of the fund assets as calculated by the fund manager, generally using a discounted cash flow analysis that takes into account current market conditions and recent sales transactions where practical and appropriate. As at December 31, 2014, unfunded commitments for infrastructure was negligible (2013 – $23 million).

(5) Absolute Return:

The fair value of absolute return fund investments is based on the net asset value reported by the fund administrators. The funds have different redemption policies and periods. All hedge fund investments have contractual redemption frequencies, ranging from monthly to tri-annually, and redemption notice periods varying from 30 to 95 days. Hedge fund investments that have redemption dates less frequent than every four months or have restrictions on contractual redemption features at the reporting date are classified as Level 3. There are no unfunded commitments for absolute return investments as at December 31, 2014.

☐	Fund of hedge funds invest in a portfolio of hedge funds that allocate capital across a broad array of funds and/or investment managers.

☐	Multi-strategy funds include funds that invest in broadly diversified portfolios of equity, fixed income and derivative instruments.

☐	Credit funds invest in an array of fixed income securities.

☐	Equity funds invest primarily in U.S. and global equity securities.

(6) The Company’s pension funds may utilize the following derivative instruments: equity futures to replicate equity index returns (Level 2); currency forwards to partially hedge foreign currency exposures (Level 2); bond forwards to reduce asset/liability interest rate risk exposures (Level 2); interest rate swaps to manage duration and interest rate risk (Level 2); credit default swaps to manage credit risk (Level 2); and options to manage interest rate risk and volatility (Level 2).

(7) At December 31, 2013, derivatives were primarily being used to partially hedge foreign currency exposures.

Summary of Defined Benefit Pension Plan Assets Measured at Fair Value Using Unobservable Inputs

During 2013 and 2014 the portion of the assets of the Company’s DB pension plans measured at fair value using unobservable inputs (Level 3) changed as follows:

(in millions of Canadian dollars)	Real Estate	Infrastructure	Absolute Return	Total

As at January 1, 2013	$779	$333	$–	$1,112
Contributions	–	–	1,500	1,500
Disbursements	(22)	(42)	–	(64)
Net realized gains	22	3	(2)	23
Increase in net unrealized gains	68	20	95	183

As at December 31, 2013	$847	$314	$1,593	$2,754
Contributions	–	–	29	29
Disbursements	(236)	(97)	–	(333)
Net transfer out of Level 3	–	–	(116)	(116)
Net realized gains	67	–	–	67
Increase (decrease) in net unrealized gains	(24)	(9)	239	206

As at December 31, 2014	$654	$208	$1,745	$2,607

Summary of Estimated Future Pension and Other Post-retirement Benefit Payments

The estimated future defined benefit pension and other benefit payments to be paid by the plans for each of the next five years and the subsequent five-year period are as follows:

(in millions of Canadian dollars)	Pensions	Other benefits

2015	$562	$36
2016	579	35
2017	595	35
2018	610	34
2019	624	34
2020 – 2024	3,272	162